Shareholder Report, Average Annual Return (Details) 195593_Innovator Equity Dual Directional 15 Buffer ETF - July_TF_TSR Annual {TF}	4 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Equity Dual Directional 15 Buffer ETF™ - July
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Innovator Equity Dual Directional 15 Buffer ETF - July NAV
Average Annual Return, Percent	3.35%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	10.66%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500
Average Annual Return, Percent	10.24%